Financial risk management (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Financial Risk Management [Abstract]
Disclosure of foreign currency risk from non-derivative financial instruments
The following table analyzes foreign currency risk from non-derivative financial instruments as of March 31, 2026:

	U.S. dollars		Euro		Russian roubles		Others (1)		Total
Assets:
Cash and cash equivalents	Rs.	4,566	Rs.	-	Rs.	88	Rs.	-	Rs.	4,654
Other investments		849		-		-		-		849
Trade and other receivables		52,042		1,174		2,680		2,176		58,072
Other assets		854		2		5		-		861
Total	Rs.	58,311	Rs.	1,176	Rs.	2,773	Rs.	2,176	Rs.	64,436
Liabilities:
Trade and other payables	Rs.	7,798	Rs.	1,241	Rs.	564	Rs.	1,512	Rs.	11,115
Long-term borrowings		8,562		147		3		181		8,893
Other liabilities and provisions		11,775		322		68		635		12,800
Total	Rs.	28,135	Rs.	1,710	Rs.	635	Rs.	2,328	Rs.	32,808

(1)	Other s primarily consists of Swiss francs, U.K. pounds sterling, Chinese yuans (Renminbi) and Romanian leu.

The following table analyzes foreign currency risk from non-derivative financial instruments as of March 31, 2025:

	U.S. dollars		Euro		Russian roubles		Others (1)		Total
Assets:
Cash and cash equivalents	Rs.	4,098	Rs.	390	Rs.	143	Rs.	272	Rs.	4,903
Other investments		210		104		-		-		314
Trade and other receivables		59,076		498		2,865		2,133		64,572
Other assets		797		17		3		34		851
Total	Rs.	64,181	Rs.	1,009	Rs.	3,011	Rs.	2,439	Rs.	70,640
Liabilities:
Trade and other payables	Rs.	8,298	Rs.	1,660	Rs.	528	Rs.	234	Rs.	10,720
Short-term borrowings		10,898		-		-		38		10,936
Long-term borrowings		1,851		242		18		38		2,149
Other liabilities and provisions		8,640		149		111		512		9,412
Total	Rs.	29,687	Rs.	2,051	Rs.	657	Rs.	822	Rs.	33,217

(1)	Others primarily consists of Romanian new leus, Chinese yuans (Renminbi), U.K. pounds sterling and Japanese yen.

Analysis of age of trade and other receivables
The aging of trade and other receivables is given below:

	As of March 31,
Particulars	2026		2025
Neither past due nor impaired	Rs.	86,003	Rs.	81,010
Past due
Less than 365 days		14,623		9,070
More than 365 days		905		467
Past due – impaired
Less than 365 days		141		-
More than 365 days		1,394		1,351
	Rs.	103,066	Rs.	91,898
Less : Allowance for credit losses		(1,847)		(1,478)
Total	Rs.	101,219	Rs.	90,420

Maturity analysis for financial liabilities
The table below provides details regarding the contractual maturities of significant financial liabilities (other than long-term borrowings and obligations under leases, which have been disclosed in Note 1
6
to these consolidated financial statements) as of March 31, 2026:

Particulars	2027		2028		2029		2030		Thereafter		Total
Trade and other payables	Rs.	33,411	Rs.	-	Rs.	-	Rs.	-	Rs.	-	Rs.	33,411
Short-term borrowings		59,135		-		-		-		-		59,135
Derivative financial instruments		6,898		-		-		-		-		6,898
Other liabilities and provisions		43,582		357		73		-		-		44,012

The table below provides details regarding the contractual maturities of significant financial liabilities (other than long-term borrowings and obligations under leases, which have been disclosed in Note 1
6
to these consolidated financial statements) as of March 31, 2025:

Particulars	2026		2027		2028		2029		Thereafter		Total
Trade and other payables	Rs.	35,523	Rs.	-	Rs.	-	Rs.	-	Rs.	-	Rs.	35,523
Short-term borrowings		38,045		-		-		-		-		38,045
Derivative financial instruments		1,286		-		-		-		-		1,286
Other liabilities and provisions		35,870		97		51		50		849		36,917